Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings per share	Earnings per share

			Cents per share
Per ordinary share	2025	2024	2023
Basic earnings per share	0.35	2.38	87.78
Diluted earnings per share	0.34	2.32	85.85

		Dollars per share
Per American Depositary Share (ADS)[a]	2025	2024	2023
Basic earnings per share	0.02	0.14	5.27
Diluted earnings per share	0.02	0.14	5.15
aOne ADS is equivalent to six ordinary shares.
Basic earnings per ordinary share amounts are calculated by dividing the profit for the year attributable to bp ordinary shareholders by the weighted average number of ordinary shares outstanding during the year.
The weighted average number of shares outstanding includes certain shares that will be issuable in the future under employee share-based payment plans and excludes treasury shares, which includes shares held by the Employee Share Ownership Plan trusts (ESOPs).
For the diluted earnings per share calculation, the weighted average number of shares outstanding during the year is adjusted for the average number of shares that are potentially issuable in connection with employee share-based payment plans. If the inclusion of potentially issuable shares would decrease loss per share, the potentially issuable shares are excluded from the weighted average number of shares outstanding used to calculate diluted earnings per share.

			$ million
	2025	2024	2023
Profit (loss) attributable to bp shareholders	55	381	15,239
Less: dividend requirements on preference shares	1	1	1
Less: (gain) loss on redemption of perpetual hybrid bonds[a]	—	(10)	—
Profit (loss) for the year attributable to bp ordinary shareholders	54	390	15,238

			Shares thousand
	2025	2024	2023
Basic weighted average number of ordinary shares[b]	15,586,782	16,385,535	17,360,288
Potential dilutive effect of ordinary shares issuable under employee share-based payment plans	326,218	431,129	389,790
Weighted average number of ordinary shares outstanding used to calculate diluted earnings per share	15,913,000	16,816,664	17,750,078

			Shares thousand
	2025	2024	2023
Basic weighted average number of ordinary shares – ADS equivalent	2,597,797	2,730,922	2,893,381
Potential dilutive effect of ordinary shares (ADS equivalent) issuable under employee share- based payment plans	54,369	71,855	64,965
Weighted average number of ordinary shares (ADS equivalent) outstanding used to calculate diluted earnings per share	2,652,166	2,802,777	2,958,346
aSee Note 32 - non-controlling interests for further information.
bExcludes treasury shares. See Note 31 for further information.
11. Earnings per share – continued
The number of ordinary shares outstanding at 31 December 2025, excluding treasury shares, and including certain shares that will be issuable in the future under employee share-based payment plans was 15,377,210,044 (2024 15,851,028,983). Between 31 December 2025 and 13 February 2026, the
latest practicable date before the completion of these financial statements, there was a net decrease of 48,533,512 of ordinary shares primarily as a result of share buy backs. For additional information on share buy backs see Note 31.
Employee share-based payment plans
The group operates share and share option plans for directors and certain employees to obtain ordinary shares and ADSs in the company.
The following table shows the number of shares potentially issuable under equity-settled employee share option plans, including the number of options outstanding, the number of options exercisable at the end of each year, and the corresponding weighted average exercise prices. The dilutive effect of these plans at 31 December is also shown.

Share options		2025		2024
	Number of optionsa b thousand	Weighted average exercise price $	Number of optionsa b thousand	Weighted average exercise price $
Outstanding	382,873	4.21	533,895	4.15
Exercisable	345,112	4.23	2,931	3.38
Dilutive effect	80,562	n/a	140,971	n/a
aNumbers of options shown are ordinary share equivalents (one ADS is equivalent to six ordinary shares).
bAt 31 December 2025 the quoted market price of one bp ordinary share was £4.33 (2024 £3.93).
In addition, the group operates a number of equity-settled employee share plans under which share units are granted to the group’s senior leaders and certain other employees. These plans typically have a three-year performance or restricted period during which the units accrue net notional dividends which are treated as having been reinvested. Leaving employment will normally preclude the conversion of units into shares, but special arrangements apply for participants that leave for qualifying reasons. The number of shares that are expected to vest each year under employee share plans are shown in the table below. The dilutive effect of the employee share plans at 31 December is also shown.

Share plans	2025	2024
	Number of shares[a]	Number of shares[a]
Vesting	thousand	thousand
Within one year	155,555	271,216
1 to 2 years	116,997	134,342
2 to 3 years	105,074	102,525
3 to 4 years	366	956
Over 4 years	43	118
	378,035	509,157
Dilutive effect	161,105	269,796
aNumbers of shares shown are ordinary share equivalents (one ADS is equivalent to six ordinary shares).
There has been a net increase of 30,497,988 in the number of potential ordinary shares relating to employee share-based payment plans between
31 December 2025 and 13 February 2026.